UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

Adasina Social Justice All Cap Global ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Adasina Social Justice All Cap Global ETF

Ticker: JSTC (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Adasina Social Justice All Cap Global ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.adasinaetf.com. You can also request this information by contacting us at 833-743-0080 or by writing to the Adasina Social Justice All Cap Global ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adasina Social Justice All Cap Global ETF	$94	0.89%

Cumulative Performance

(Initial Investment of $10,000)

Adasina Social Justice All Cap Global ETF - $14,066
Dow Jones Global Index Total Return - $16,130
Adasina Social Justice Total Return Index - $15,060
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
12/8/2020
5/31/2021
11/30/2021
5/31/2022
11/30/2022
5/31/2023
11/30/2023
5/31/2024
11/30/2024
5/31/2025
8/31/2025

Annual Performance

Annualized Returns for the Periods Ended August 31, 2025	1 Year	Since Inception (12/8/2020)
Adasina Social Justice All Cap Global ETF	10.36%	7.48%
Adasina Social Justice Index	11.82%	9.04%
Dow Jones Global Index Total Return	16.11%	10.64%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.adasinaetf.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 10.36% for the ﬁscal year ended August 31, 2025 as compared to 16.11% for the Dow Jones Global Index TR (“Reference Index”). The Reference Index is a broad market index that does not apply ESG or social justice screening criteria. The Reference Index returns may reflect characteristics of the broader public equities market.) and 11.82% for the Adasina Social Justice Total Return Index (“JUSTICE”, the Fund’s benchmark). The Fund is an actively-managed ETF that invests substantially all of its assets in a portfolio of global equities. Security selection and asset allocation negatively aﬀected the Fund’s performance versus the Reference Index. During the reporting period, global equities were significantly influenced by optimism around artificial intelligence ("AI")-driven productivity gains, strong corporate earnings growth, and interest rate cut expectations driven by softening labor markets.

What factors influenced performance?

Strong corporate earnings: Continued strong earnings growth among large multinational companies benefited some of our holdings.

Moderating inflation: Inflation, while still above its target rate, has been softer than anticipated despite tariff implementation. This relatively contained inflation environment, combined with a softer labor market, provided the U.S. Federal Reserve with room to cut interest rates in support of economic growth.

Artificial Intelligence Optimism: AI and semiconductor companies benefited from a positive outlook for implementation, highlighted by large capital expenditures.

Security Selection: A signiﬁcant factor in performance was the absence of the so-called "Magniﬁcent 7" stocks (i.e., Apple, Microsoft, Alphabet, Amazon, Meta, and Tesla) from The Fund's portfolio (not including NVIDIA, a current holding). The majority of this group of stocks violated our Excessive Executive Compensation, and Forced & Child Labor screens in addition to numerous other violations of the Adasina Social Justice Investment Criteria. Their absence impacted returns negatively when these stocks surged, contributing to portfolio underperformance relative to unscreened broad global equities portfolios. However, it also provided some downside mitigation during periods when these stocks suﬀered signiﬁcant declines. While the Magnificent 7 delivered strong returns in cap-weighted indices, their dominance also increased concentration risk in the equities market. Adhering to our Social Justice Investment Criteria produced a more diversiﬁed approach, which helped mitigate this concentration risk and allowed us to identify a broader range of sectors and companies to deliver value.

Positioning

Top Contributors:

Overweight in Industrials sector

Underweight in Information Technology

Security Selection in Communication Services

Security Selection in Consumer Discretionary

Top Detractors:

Security Selection in Financials

Security Selection in Health Care

Adasina Social Justice All Cap Global ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$252,077
Number of Holdings	658
Total Advisory Fee	$1,964,046
Portfolio Turnover Rate	81%

What did the Fund invest in?

(as of August 31, 2025)

Sector Breakdown

(% of total net assets)

Geographic Breakdown

(% of total net assets)

Top Ten Holdings	(% of total net assets)
NVIDIA Corp	2.7
Visa Inc	1.8
Lam Research Corp	1.8
Mastercard Inc	1.6
NXP Semiconductors NV	1.5
AT&T Inc	1.4
Netflix Inc	1.2
Merck & Co Inc	1.2
Automatic Data Processing Inc	1.1
Nasdaq Inc	1.1

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.adasinaetf.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Adasina Social Justice All Cap Global ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,500	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$2,625
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements

August 31, 2025

Tidal Trust I

Adasina Social Justice All Cap Global ETF	| JSTC | NYSE Arca, Inc.

Adasina Social Justice

All Cap Global ETF

Adasina Social Justice All Cap Global ETF

Schedule of Investments

August 31, 2025

COMMON STOCKS - 99.6%	Shares	Value
Banking - 6.2%
Alliance Bank Malaysia Bhd.	50,317	$53,711
AMMB Holdings Bhd.	41,565	53,026
Associated Banc-Corp	3,198	86,250
Banco BPM SpA	36,706	503,755
Banco de Credito e Inversiones SA	1,886	76,577
Banco de Sabadell S	198,445	753,744
Bangkok Bank PCL	31,840	152,836
Bank Central Asia Tbk PT	447,236	219,007
Bank of Chengdu Co. Ltd. - Class A	220,700	571,495
Bank of Nanjing Co. Ltd.	584,300	910,927
Bank of Queensland Ltd.	10,546	50,180
Bank of Suzhou Co. Ltd. - Class A	55,800	63,523
Bankinter SA	29,342	437,722
BDO Unibank, Inc.	178,000	421,132
BOC Hong Kong Holdings Ltd.	176,954	799,441
BPER Banca SpA	37,405	388,700
Brookline Bancorp, Inc.	7,458	81,665
Capitec Bank Holdings Ltd.	1,713	345,497
Capitol Federal Financial, Inc.	9,921	64,288
Cembra Money Bank AG	519	58,944
China Zheshang Bank Co. Ltd. - Class H	656,102	224,708
CTBC Financial Holding Co. Ltd.	113,929	153,361
East West Bancorp, Inc.	10,107	1,062,650
Erste Group Bank AG	9,596	913,167
FinecoBank Banca Fineco SpA	7,118	156,217
Grupo Financiero Inbursa SAB de CV	40,307	106,105
Hang Seng Bank Ltd.	13,398	191,453
Hong Leong Bank Bhd.	27,216	129,348
Hope Bancorp, Inc.	5,584	62,150
Industrial Bank of Korea	12,896	176,430
Japan Post Bank Co. Ltd.	20,659	262,133
Laurentian Bank of Canada	4,897	108,787
M&T Bank Corp.	9,015	1,817,965
Malayan Banking Bhd.	428,484	1,004,022
National Bank Holdings Corp. - Class A	1,696	66,517
Northwest Bancshares, Inc.	6,974	88,221
NU Holdings Ltd. - Class A(a)	41,784	618,403
Powszechna Kasa Oszczednosci Bank Polski SA	26,301	512,465
Prosperity Bancshares, Inc.	1,777	122,844
RHB Bank Bhd.	128,253	198,527
Shanghai Commercial & Savings Bank Ltd.	38,219	51,260
SouthState Corp.	1,004	102,468

The accompanying notes are an integral part of these financial statements.

Swedbank AB - Class A	28,104	$790,328
Tisco Financial Group PCL	31,010	96,682
TMBThanachart Bank PCL	1,038,961	60,936
Valley National Bancorp	8,260	86,400
Veritex Holdings, Inc.	1,869	64,200
Webster Financial Corp.	1,582	98,432
Western Alliance Bancorp(b)	932	83,461
Zions Bancorp. NA	1,896	109,987
		15,612,047

Consumer Discretionary Products - 2.0%
Asics Corp.	17,663	481,078
Aurora Innovation, Inc. - Class A(a)	39,876	224,502
Chongqing Changan Automobile Co. Ltd. - Class A	292,300	515,118
Denso Corp.	59,289	862,330
Geely Automobile Holdings Ltd.	187,703	470,952
Gildan Activewear, Inc.	2,239	122,277
Great Wall Motor Co. Ltd. - Class H	224,495	535,331
Huayu Automotive Systems Co. Ltd. - Class A	18,300	49,132
Interface, Inc.	2,329	62,231
Laopu Gold Co. Ltd. - Class H	752	68,488
LCI Industries(b)	811	85,496
Mobileye Global, Inc. - Class A(a)	8,658	121,299
On Holding AG - Class A(a)	3,785	170,628
Pirelli & C SpA	14,036	96,143
Richelieu Hardware Ltd.	2,893	77,058
Rivian Automotive, Inc. - Class A(a)(b)	15,763	213,904
Sanwa Holdings Corp.	1,565	50,886
Steelcase, Inc. - Class A	5,721	95,770
Sumitomo Electric Industries Ltd.	21,759	622,871
Xpeng, Inc., ADR(a)(b)	7,545	158,596
Zhejiang Supor Co. Ltd. - Class A	5,900	42,541
		5,126,631

Consumer Discretionary Services - 1.5%
Amadeus IT Group SA	9,996	837,739
Aristocrat Leisure Ltd.	25,717	1,223,842
Brightstar Lottery(b)	4,873	81,087
Colowide Co. Ltd.	3,990	53,073
Flutter Entertainment PLC	2,081	636,527
Graham Holdings Co. - Class B	86	93,400
H World Group Ltd.	69,690	264,963
Lottery Corp. Ltd.	50,677	195,029
Lottomatica Group SpA	2,985	81,129
OPAP SA	5,156	115,692
Stride, Inc.(a)(b)	320	52,221
Whitbread PLC	2,703	114,851

The accompanying notes are an integral part of these financial statements.

Zensho Holdings Co. Ltd.	1,098	$69,735
		3,819,288

Consumer Staple Products - 2.7%
Asahi Group Holdings Ltd.	56,561	715,175
AVI Ltd.	18,605	98,326
Cia Cervecerias Unidas SA, ADR	6,207	76,781
Eastroc Beverage Group Co. Ltd. - Class A	5,800	251,215
Giant Biogene Holding Co. Ltd.	5,909	40,892
Henkel AG & Co. KGaA	17,395	1,336,683
House Foods Group, Inc.	2,539	48,973
J.M. Smucker Co.	3,040	335,950
Jamieson Wellness, Inc.	3,340	90,740
JDE Peet’s NV	5,973	218,410
Kenvue, Inc.	54,536	1,129,441
Lamb Weston Holdings, Inc.	1,374	79,046
Lion Corp.	5,314	56,985
Maple Leaf Foods, Inc.	4,848	127,543
Monster Beverage Corp.(a)	21,129	1,318,661
Nisshin Seifun Group, Inc.	3,992	48,668
Nissin Foods Holdings Co. Ltd.	2,761	52,127
Nissui Corp.	8,627	58,875
Nomad Foods Ltd.	2,742	42,611
Orion Corp.	841	65,211
Prestige Consumer Healthcare, Inc.(a)	901	61,304
Reynolds Consumer Products, Inc.	3,321	77,080
Royal Unibrew A/S	824	63,700
Sapporo Holdings Ltd.	1,151	59,108
Spectrum Brands Holdings, Inc.	913	52,032
Thai Union Group PCL	230,461	87,503
Tsingtao Brewery Co. Ltd. - Class H	31,470	204,058
		6,797,098

Financial Services - 11.3%
3i Group PLC	22,791	1,237,513
Acadian Asset Management, Inc.	2,380	121,309
Affiliated Managers Group, Inc.	943	212,005
Anima Holding SpA	8,058	58,053
Artisan Partners Asset Management, Inc. - Class A(b)	3,855	180,375
ASX Ltd.	2,980	121,979
Banca IFIS SpA	2,711	73,301
BFF Bank SpA	4,973	65,136
BGC Group, Inc. - Class A	6,032	59,174
Broadridge Financial Solutions, Inc.	4,268	1,090,986
Canaccord Genuity Group Inc.	7,491	55,489
Compass Diversified Holdings	14,564	109,230
Computershare Ltd.	28,221	705,026
Coronation Fund Managers Ltd.	31,267	77,011

The accompanying notes are an integral part of these financial statements.

Corpay, Inc.(a)	1,305	$424,999
Deutsche Boerse AG	3,968	1,168,561
EFG International AG	4,190	83,375
Essent Group Ltd.	1,892	118,704
EXOR NV	1,875	187,974
Federal Agricultural Mortgage Corp. - Class C	354	74,188
Federated Hermes, Inc. - Class B	3,425	181,868
First National Financial Corp.	4,589	161,172
goeasy Ltd.	464	71,999
Greencoat Renewables PLC	75,604	63,981
Groupe Bruxelles Lambert NV	3,091	271,712
Guotai Junan Securities Co. Ltd. - Class H	275,110	574,863
Helia Group Ltd.	20,318	73,805
Hong Kong Exchanges & Clearing Ltd.	3,356	194,149
Houlihan Lokey, Inc. - Class A	6,388	1,272,809
IG Group Holdings PLC	4,447	67,891
IGM Financial, Inc.	7,886	282,827
IntegraFin Holdings PLC	11,295	53,257
Intermediate Capital Group PLC	2,460	72,520
Investment AB Latour - Class B	16,011	406,108
London Stock Exchange Group PLC	5,179	641,489
MarketAxess Holdings, Inc.	221	40,629
Mastercard, Inc. - Class A	6,828	4,064,640
Matsui Securities Co. Ltd.	14,786	78,248
McMillan Shakespeare Ltd.	5,629	72,173
MGIC Investment Corp.	2,649	73,722
Mitsubishi HC Capital, Inc.	20,466	168,732
Moody’s Corp.	3,888	1,981,947
MSCI, Inc. - Class A	1,508	856,122
Nasdaq, Inc.	28,196	2,671,289
Nexi SpA	10,347	65,666
OneMain Holdings, Inc. - Class A	2,602	160,960
Onex Corp.	1,077	92,172
Piper Sandler Cos.	261	87,119
Radian Group, Inc.	1,908	66,551
Samsung Card Co. Ltd.	3,084	112,025
Sofina SA	321	97,163
StepStone Group, Inc. - Class A	1,666	103,392
Stewart Information Services Corp.	1,103	80,343
Stifel Financial Corp.	3,076	354,632
Swissquote Group Holding SA	125	81,972
TMX Group Ltd.	13,036	520,794
Tradeweb Markets, Inc. - Class A	3,520	434,227
Virtus Investment Partners, Inc.	486	97,895
Visa, Inc. - Class A(b)	12,864	4,525,298
VZ Holding AG	495	112,251
Western Union Co.(b)	11,390	98,751
WEX, Inc.(a)(b)	652	111,720
XP, Inc. - Class A	3,369	61,114

The accompanying notes are an integral part of these financial statements.

Yuanta Financial Holding Co. Ltd.	449,213	$477,581
		28,363,966

Health Care - 11.2%
Astellas Pharma, Inc.	25,099	276,931
AstraZeneca PLC	13,945	2,221,267
Bangkok Dusit Medical Services PCL	672,008	429,405
Bio-Techne Corp.	2,592	141,601
Celltrion, Inc.	638	76,913
Cencora, Inc.	4,529	1,320,702
Centene Corp.(a)	4,900	142,296
Chemed Corp.	229	104,870
ConvaTec Group PLC	16,596	53,050
Cooper Cos., Inc.	2,501	168,555
CSL Ltd.	4,900	682,751
Danaher Corp.	10,587	2,179,016
Demant A/S	1,346	51,499
Dr. Sulaiman Al Habib Medical Services Group Co.	5,316	341,441
Enovis Corp.(a)	2,199	67,949
Ensign Group, Inc.	506	86,921
Envista Holdings Corp.(a)	4,960	105,053
Exact Sciences Corp.(a)	1,015	48,131
Fagron	2,867	69,633
Fresenius SE & Co. KGaA	12,401	673,655
GE HealthCare Technologies, Inc.	12,131	894,419
Gilead Sciences, Inc.	11,806	1,333,724
Glaukos Corp.(a)	811	77,710
Henry Schein, Inc.(a)	1,661	115,572
Hikma Pharmaceuticals PLC	2,549	61,472
ICON PLC(a)	3,462	616,028
ICU Medical, Inc.(a)	514	65,617
IDEXX Laboratories, Inc.(a)	1,369	885,866
IHH Healthcare Bhd	617,618	992,574
Insulet Corp.(a)	362	123,037
Integer Holdings Corp.(a)(b)	1,000	107,870
Intuitive Surgical, Inc.(a)	3,776	1,787,162
Kalbe Farma Tbk PT	858,409	63,248
KPJ Healthcare Bhd.	76,493	47,073
Labcorp Holdings, Inc.	2,473	687,469
Life Healthcare Group Holdings Ltd.	97,295	74,839
McKesson Corp.	2,129	1,461,857
Medpace Holdings, Inc.(a)	168	79,886
Merck & Co., Inc.	35,887	3,018,814
Merck KGaA	634	80,369
Merit Medical Systems, Inc.(a)(b)	1,050	95,067
Mettler-Toledo International, Inc.(a)(b)	456	593,274
Neurocrine Biosciences, Inc.(a)	752	104,979
Nipro Corp.	8,700	89,148

The accompanying notes are an integral part of these financial statements.

Novo Nordisk A/S - Class B	15,374	$864,980
OmniAb Operations, Inc. - $12.50 Earnout(a)(c)	119	—
OmniAb Operations, Inc. - $15.00 Earnout(a)(c)	119	—
Premier, Inc. - Class A(b)	3,352	86,817
Ramsay Health Care Ltd.	3,640	80,763
Recordati Industria Chimica e Farmaceutica SpA	1,604	99,037
Repligen Corp.(a)	590	72,169
ResMed, Inc.	1,625	446,079
Royalty Pharma PLC - Class A	3,402	122,404
Samsung Biologics Co. Ltd.(a)	118	84,962
Sandoz Group AG	4,755	298,493
Savaria Corp.	5,119	77,664
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	48,850	77,387
Sinopharm Group Co. Ltd.	19,840	47,514
Solventum Corp.(a)	2,938	214,738
Sonic Healthcare Ltd.	8,993	141,557
Sonova Holding AG	290	84,527
Straumann Holding AG	1,471	172,717
Takeda Pharmaceutical Co. Ltd., ADR(b)	91,646	1,373,773
Teleflex, Inc.	815	103,024
Vertex Pharmaceuticals, Inc.(a)	1,907	745,675
Waters Corp.(a)	791	238,724
		28,131,717

Industrial Products - 9.2%
AAON, Inc.(b)	610	50,599
Allegion PLC(b)	4,842	822,172
Atmus Filtration Technologies, Inc.	1,515	67,448
Belden, Inc.	1,323	172,255
Belimo Holding AG	89	98,016
Bucher Industries AG	125	59,446
Carrier Global Corp.	28,687	1,870,392
China Railway Signal & Communication Corp. Ltd. - Class H	123,824	54,956
Cognex Corp.	2,989	131,337
Crane Co.	688	127,486
CSW Industrials, Inc.	304	83,156
Daifuku Co. Ltd.	2,330	74,538
Diploma PLC	934	68,141
Duerr AG	2,755	68,364
Enerpac Tool Group Corp.	1,433	60,673
Enpro, Inc.	545	119,230
Federal Signal Corp.	1,236	152,016
Fluidra SA	2,437	69,430
Generac Holdings, Inc.	630	116,707
Gibraltar Industries, Inc.	808	50,573
Graco, Inc.	18,504	1,580,057
Hillenbrand, Inc.	4,297	109,101
Hillman Solutions Corp.(a)	8,143	80,453

The accompanying notes are an integral part of these financial statements.

Hubbell, Inc.(b)	3,244	$1,398,132
Indutrade AB	2,658	66,099
Iveco Group NV	3,461	74,439
Joby Aviation, Inc.(a)	9,859	139,505
Knorr-Bremse AG	4,479	467,644
Kone Oyj - Class B	8,927	561,320
Krones AG	437	67,212
Legrand SA	7,553	1,150,181
Lennox International, Inc.	1,677	935,531
Lindab International AB	2,242	49,738
Middleby Corp.(b)	842	115,228
Mirion Technologies, Inc. - Class A(a)	3,205	65,702
Modine Manufacturing Co.(b)	907	123,470
MSA Safety, Inc.	725	123,685
Nordson Corp.	6,953	1,565,051
Novanta, Inc.(a)	573	66,703
Pentair PLC	15,746	1,693,167
Proto Labs, Inc.(a)	1,723	85,823
Rockwell Automation, Inc.	4,925	1,691,393
Sinotruk Hong Kong Ltd.	21,908	63,736
SPX Technologies, Inc.	723	135,280
Standex International Corp.	465	94,892
Symbotic, Inc. - Class A(a)(b)	5,560	263,711
Techtronic Industries Co. Ltd.	27,376	352,566
Teco Electric and Machinery Co. Ltd.	28,849	64,173
Tennant Co.	1,256	103,042
Thermon Group Holdings, Inc.(a)	2,426	64,337
Toro Co.	1,941	157,337
VAT Group AG	277	90,617
Veralto Corp.	7,712	818,937
Vertiv Holdings Co. - Class A	4,061	517,980
Volvo AB - Class A	48,475	1,487,119
Watts Water Technologies, Inc. - Class A	666	184,415
WEG SA	72,430	503,718
Weir Group PLC	1,933	64,349
Xylem, Inc.	11,717	1,658,658
Zurn Elkay Water Solutions Corp.	3,326	150,867
		23,302,303

Industrial Services - 6.1%
ADT, Inc.	8,777	76,448
Airports of Thailand PCL	70,137	77,942
Andlauer Healthcare Group, Inc.	1,522	59,097
API Group Corp.(a)(d)	3,558	126,949
Automatic Data Processing, Inc.	9,205	2,798,780
Badger Infrastructure Solutions Ltd.	2,098	88,064
Barrett Business Services, Inc.	1,582	77,202
Bidvest Group Ltd.	5,759	77,107

The accompanying notes are an integral part of these financial statements.

Bilfinger SE	795	$82,400
Bird Construction, Inc.	3,230	53,192
Brady Corp. - Class A	1,049	81,906
Brambles Ltd.	46,309	786,527
BrightView Holdings, Inc.(a)	3,225	46,440
CBIZ, Inc.(a)	1,199	77,383
China Merchants Expressway Network & Technology Holdings Co. Ltd. - Class A	416,100	607,283
Clarkson PLC	1,148	54,207
Comfort Systems USA, Inc.	931	654,847
Compass Group PLC	12,009	407,563
Core & Main, Inc. - Class A(a)	1,543	99,863
CRA International, Inc.	302	58,516
CSG Systems International, Inc.	1,560	100,090
Deluxe Corp.	4,405	86,602
DSV A/S	2,715	601,559
Dycom Industries, Inc.(a)	419	105,785
Element Fleet Management Corp.	5,797	154,536
Frontdoor, Inc.(a)	1,023	62,147
Full Truck Alliance Co. Ltd. - Class A, ADR	8,302	108,341
Hazama Ando Corp.	6,346	74,082
Herc Holdings, Inc.(b)	563	73,635
Installed Building Products, Inc.(b)	534	139,812
IPH Ltd.	19,864	59,415
ISS A/S	3,078	90,063
Ituran Location and Control, Ltd.	1,942	65,484
Jasa Marga Persero Tbk PT	166,159	33,857
Jiangsu Expressway Co. Ltd. - Class H	88,736	104,719
Kandenko Co. Ltd.	3,148	85,290
Kinden Corp.	2,368	85,027
Korn Ferry	1,118	82,889
Kuehne + Nagel International AG	3,320	676,423
Meitec Group Holdings, Inc.	2,792	62,125
MIRAIT ONE Corp.	4,242	82,240
MSC Industrial Direct Co., Inc. - Class A(b)	1,634	147,436
MYR Group, Inc.(a)	614	114,984
Norconsult Norge AS	24,880	114,279
Paychex, Inc.	11,123	1,551,158
Promotora y Operadora de Infraestructura SAB de CV	6,153	77,306
Randstad NV	1,443	68,220
Recruit Holdings Co. Ltd.	4,415	257,969
Renew Holdings PLC	5,000	54,109
Robert Half, Inc.	2,101	78,409
Santos Brasil Participacoes SA	26,570	69,557
SATS Ltd.	32,258	83,222
Seino Holdings Co. Ltd.	4,573	71,636
Shandong Hi-Speed Co. Ltd. - Class A	73,000	93,338
Shenzhen International Holdings Ltd. - Class A	4,633	4,665
SiteOne Landscape Supply, Inc.(a)	603	86,374

The accompanying notes are an integral part of these financial statements.

SPIE SA	2,075	$114,978
Sterling Infrastructure, Inc.(a)	320	89,130
Sweco AB	4,814	81,165
Taiwan High Speed Rail Corp.	100,190	90,458
Takasago Thermal Engineering Co. Ltd.	1,086	66,369
Tobu Railway Co. Ltd.	2,821	51,473
TopBuild Corp.(a)	303	127,490
UL Solutions, Inc. - Class A	3,039	191,974
Vestis Corp.	7,911	37,023
W.W. Grainger, Inc.	966	979,041
WESCO International, Inc.	786	172,794
Wilh. Wilhelmsen Holding ASA - Class A	1,493	76,526
WillScot Holdings Corp.	3,308	80,186
Wolters Kluwer NV	3,635	457,811
WSP Global, Inc.	2,391	487,064
XPS Pensions Group PLC	9,235	43,419
		15,345,400

Insurance - 7.1%
Ageas SA/NV	7,582	534,256
AIA Group Ltd.	5,837	54,957
Aon PLC - Class A	4,335	1,590,945
Assured Guaranty Ltd.	1,189	97,736
Baldwin Insurance Group, Inc. - Class A(a)(b)	1,610	50,989
BB Seguridade Participacoes SA	116,413	700,438
Beazley PLC	4,661	49,339
Brown & Brown, Inc.	7,483	725,477
Challenger Ltd.	9,760	53,275
China Pacific Insurance Group Co. Ltd. - Class H	26,094	118,691
CNO Financial Group, Inc.	4,883	192,732
Dai-ichi Life Holdings, Inc.	39,235	327,749
DB Insurance Co. Ltd.	750	71,156
Definity Financial Corp.	2,043	105,636
Employers Holdings, Inc.	1,721	74,451
Fubon Financial Holding Co. Ltd.	234,691	644,125
Harel Insurance Investments & Financial Services Ltd.	3,460	115,142
HCI Group, Inc.	310	51,680
Helvetia Holding AG	1,153	296,962
Horace Mann Educators Corp.	3,231	148,561
iA Financial Corp., Inc.	2,042	219,750
Insurance Australia Group Ltd.	27,352	155,926
Intact Financial Corp.	4,674	936,298
Jackson Financial, Inc. - Class A	1,649	162,921
Kinsale Capital Group, Inc.(b)	153	69,990
Korean Reinsurance Co.	9,861	76,888
Lancashire Holdings Ltd.	7,028	58,015
Lincoln National Corp.	4,886	209,756
M&G PLC	59,145	211,834

The accompanying notes are an integral part of these financial statements.

Medibank Pvt Ltd.	46,837	$156,340
Menora Mivtachim Holdings Ltd.	1,090	105,625
Meritz Financial Group, Inc.	4,442	404,181
Momentum Group Ltd.	53,859	108,669
NN Group NV	3,768	259,421
OUTsurance Group Ltd.	24,540	105,351
Phoenix Group Holdings PLC	22,558	207,699
PICC Property & Casualty Co. Ltd. - Class H	186,069	447,758
Progressive Corp.	7,052	1,742,267
Protector Forsikring ASA	2,380	115,003
Reinsurance Group of America, Inc.	5,708	1,111,861
RenaissanceRe Holdings Ltd.(b)	1,096	266,317
Ryan Specialty Holdings, Inc. - Class A(b)	1,413	79,877
Safety Insurance Group, Inc.	932	68,977
Sampo Oyj	7,839	89,975
Samsung Life Insurance Co. Ltd.	5,098	524,743
Santam Ltd.	3,397	84,091
Selective Insurance Group, Inc.(b)	850	66,496
Steadfast Group Ltd.	24,866	98,951
Storebrand ASA	14,961	230,205
Suncorp Group Ltd.	27,153	378,182
Talanx AG	8,651	1,192,836
Trisura Group Ltd.(a)	1,752	51,031
Unipol Gruppo SpA	42,633	890,745
UNIQA Insurance Group AG	4,753	68,874
Willis Towers Watson PLC	3,051	997,036
		17,958,186

Materials - 2.2%
Aica Kogyo Co. Ltd.	2,813	72,612
Amcor PLC	54,259	468,255
AptarGroup, Inc.	1,760	245,115
Asahi Kasei Corp.	27,706	228,234
Axalta Coating Systems Ltd.(a)	10,421	325,761
Carlisle Cos., Inc.(b)	1,046	403,641
Clariant AG	11,816	121,480
Croda International PLC	2,204	74,681
DIC Corp.	6,093	142,547
DSM-Firmenich AG	1,783	174,264
Elopak ASA	12,574	58,881
EMS-Chemie Holding AG	680	522,095
Eternal Materials Co. Ltd.	97,286	139,391
HB Fuller Co.	2,903	177,228
Kaneka Corp.	3,666	107,989
Lanxess AG	3,206	90,963
Minerals Technologies, Inc.(b)	2,191	143,401
Nagase & Co. Ltd.	4,019	86,826
Nippon Kayaku Co. Ltd.	10,758	104,997

The accompanying notes are an integral part of these financial statements.

Nippon Paint Holdings Co. Ltd.	7,708	$56,357
Nitto Denko Corp.	12,825	294,016
Quaker Chemical Corp.	1,171	169,877
Rogers Corp.	705	55,314
Sakata INX Corp.	4,144	63,843
Sealed Air Corp.	3,107	100,884
Sensient Technologies Corp.	1,191	135,131
SIG Group AG	6,150	97,516
Sika AG	965	224,025
Silgan Holdings, Inc.	3,111	145,968
Simpson Manufacturing Co., Inc.	412	78,741
Sonoco Products Co.	3,088	145,908
Stepan Co.	1,764	88,253
TriMas Corp.	2,238	86,544
Zeon Corp.	5,831	67,395
		5,498,133

Media - 5.7%
Bandai Namco Holdings, Inc.	13,772	477,905
Capcom Co. Ltd.	8,696	237,204
CAR Group Ltd.	3,862	102,220
Cogeco Communications, Inc.	1,577	73,833
Electronic Arts, Inc.	7,696	1,323,327
Grab Holdings Ltd. - Class A(a)	36,077	180,024
Interpublic Group of Cos., Inc.	6,031	161,872
Kuaishou Technology - Class B	33,555	324,322
LY Corp.	130,075	415,319
Match Group, Inc.	2,403	89,728
NAVER Corp.	4,975	767,587
NetEase, Inc.	30,737	837,438
Netflix, Inc.(a)	2,511	3,033,916
Pearson PLC	4,002	58,232
Pinterest, Inc. - Class A(a)	21,988	805,420
Publicis Groupe SA	7,127	657,692
Schibsted ASA - Class A	1,906	73,869
Scout24 SE	741	96,014
Spotify Technology SA(a)	2,011	1,371,261
Take-Two Interactive Software, Inc.	3,741	872,663
Toho Co. Ltd.	1,207	76,929
Trip.com Group Ltd.	12,677	939,898
VeriSign, Inc.	4,795	1,310,809
		14,287,482

Real Estate - 0.6%
Airport City Ltd.(a)	4,144	75,122
Altus Group Ltd.	3,047	136,732
Farglory Land Development Co. Ltd.	29,890	60,133
Howard Hughes Holdings, Inc.(a)	2,272	173,285

The accompanying notes are an integral part of these financial statements.

Huaku Development Co. Ltd.	13,815	$45,192
KE Holdings, Inc. - Class A, ADR(b)	5,619	98,782
Kindom Development Co. Ltd.	30,996	35,742
Land & Houses PCL, NVDR	424,155	51,064
Marcus & Millichap, Inc.	4,814	156,888
Matrix Concepts Holdings Bhd.	315,763	97,905
McGrath RentCorp	836	101,566
Neinor Homes SA	4,854	96,814
PEXA Group Ltd.(a)	9,296	93,332
Relo Group, Inc.	5,164	61,374
Sansiri PCL	1,609,110	71,527
Supalai PCL	190,424	89,936
Tokyu Fudosan Holdings Corp.	20,103	162,864
		1,608,258

Renewable Energy - 0.1%
EnerSys	1,702	174,710
Landis+Gyr Group AG	1,392	111,667
		286,377

Retail & Wholesale - Discretionary - 2.2%
Boyd Group Services, Inc.	337	55,346
Bunzl PLC	7,244	244,869
Copart, Inc.(a)	33,779	1,648,753
D’ieteren Group	1,612	349,254
Falabella SA	105,679	603,889
Ferguson Enterprises, Inc.	5,301	1,225,326
Pandora A/S	612	84,546
Pet Valu Holdings Ltd.	2,792	79,310
Pool Corp.	414	128,634
Pop Mart International Group Ltd.	2,176	89,989
RH(a)	252	56,869
Sea Ltd. - Class A, ADR(a)	2,460	458,888
Super Retail Group Ltd.	6,109	75,209
USS Co. Ltd.	8,085	98,292
Zalando SE(a)	12,443	346,634
		5,545,808

Retail & Wholesale - Staples - 2.0%
Aeon Co. Ltd.	27,759	337,853
Axfood AB	2,290	72,212
Bid Corp. Ltd.	6,342	165,330
Clicks Group Ltd.	5,527	116,552
CP ALL PCL	391,022	531,099
Dino Polska SA(a)	33,390	416,287
Europris ASA	15,861	153,283
George Weston Ltd.	30,804	1,984,272
GrainCorp Ltd. - Class A	16,776	87,730

The accompanying notes are an integral part of these financial statements.

MatsukiyoCocokara & Co.	2,304	$47,830
Pepkor Holdings Ltd.	37,924	54,441
President Chain Store Corp.	19,856	165,307
Sheng Siong Group Ltd.	43,785	69,278
SPAR Group Ltd.	8,829	54,021
Sprouts Farmers Market, Inc.(a)	5,125	720,267
		4,975,762

Software & Tech Services - 8.6%
ACI Worldwide, Inc.(a)	1,696	83,698
Adobe, Inc.	4,458	1,590,169
Amdocs Ltd.	2,226	190,479
Asseco Poland SA	1,992	103,265
Atlassian Corp. - Class A(a)	2,578	458,317
Autodesk, Inc.	6,329	1,991,736
Box, Inc. - Class A(a)(b)	2,579	84,153
Cadence Design Systems, Inc.(a)	4,886	1,712,201
Commvault Systems, Inc.(a)	321	59,913
Constellation Software, Inc.	359	1,189,826
CyberArk Software Ltd.(a)	1,722	780,514
Datadog, Inc. - Class A(a)	4,023	549,864
Descartes Systems Group, Inc.(a)	635	63,479
Duolingo, Inc. - Class A(a)	446	132,845
Dynatrace, Inc.(a)	8,922	451,453
EPAM Systems, Inc.(a)	403	71,073
Gartner, Inc.	1,659	416,724
Gen Digital, Inc.	27,004	815,521
Genpact Ltd.	3,407	154,473
Guidewire Software, Inc.(a)(b)	2,839	616,120
HubSpot, Inc.(a)	845	408,279
Manhattan Associates, Inc.(a)	322	69,372
Monday.com, Ltd.(a)	853	164,629
MongoDB, Inc. - Class A(a)(b)	892	281,524
Nemetschek SE	2,491	344,053
Nutanix, Inc. - Class A(a)	2,913	195,783
Okta, Inc. - Class A(a)	1,955	181,365
Open Text Corp.	2,903	96,037
Otsuka Corp.	2,850	58,854
Paylocity Holding Corp.(a)	1,926	345,197
Pro Medicus Ltd.	935	182,859
Procore Technologies, Inc.(a)	912	63,393
Progress Software Corp.	1,041	48,188
PTC, Inc.(a)(b)	5,397	1,152,259
Q2 Holdings, Inc.(a)	701	55,190
Rubrik, Inc. - Class A(a)	1,587	141,878
Samsara, Inc. - Class A(a)	5,482	198,119
SCSK Corp.	2,170	69,597
ServiceNow, Inc.(a)	2,125	1,949,602

The accompanying notes are an integral part of these financial statements.

Snowflake, Inc. - Class A(a)	2,635	$628,869
SS&C Technologies Holdings, Inc.	20,039	1,776,658
SUSE SA(c)	2,113	26,934
Temenos AG	667	59,350
TietoEVRY Oyj	4,918	91,873
Twilio, Inc. - Class A(a)	1,605	169,504
Veeva Systems, Inc. - Class A(a)	2,209	594,663
Waystar Holding Corp.(a)	1,250	47,350
WiseTech Global Ltd.	2,901	193,270
Xero Ltd.(a)	1,169	125,165
Zscaler, Inc.(a)	1,714	474,864
		21,710,501

Tech Hardware & Semiconductors - 13.1%
Ambarella, Inc.(a)	1,179	97,244
ASE Technology Holding Co. Ltd.	211,674	1,045,577
ASM International NV	1,464	703,777
Avnet, Inc.	2,896	158,035
BE Semiconductor Industries NV	464	62,512
Cirrus Logic, Inc.(a)	798	91,124
Disco Corp.	2,353	662,670
Dolby Laboratories, Inc. - Class A	2,748	196,977
F5, Inc.(a)	7,078	2,216,405
HP, Inc.	68,269	1,948,397
Intel Corp.	67,013	1,631,767
Kulicke & Soffa Industries, Inc.	1,377	51,638
Lam Research Corp.	44,053	4,411,908
Lenovo Group Ltd.	289,955	412,104
Lite-On Technology Corp.	17,138	72,881
Logitech International SA	8,971	927,582
MediaTek, Inc.	26,702	1,196,674
Monolithic Power Systems, Inc.	2,145	1,792,705
NetApp, Inc.	18,108	2,042,401
Nordic Semiconductor ASA	4,261	70,356
Novatek Microelectronics Corp.	2,568	36,542
NVIDIA Corp.	38,704	6,741,463
NXP Semiconductors NV	15,606	3,665,069
Penguin Solutions, Inc.(a)(b)	3,145	75,889
Pure Storage, Inc. - Class A(a)(b)	14,113	1,095,310
Quanta Computer, Inc.	60,361	518,319
Rambus, Inc.(a)	1,559	115,007
Realtek Semiconductor Corp.	3,151	55,043
Ricoh Co. Ltd.	6,506	58,269
Silicon Laboratories, Inc.(a)	656	88,134
Synaptics, Inc.(a)	1,242	86,766
TDK Corp.	28,043	369,768
Veeco Instruments, Inc.(a)(b)	2,297	56,322

The accompanying notes are an integral part of these financial statements.

Wiwynn Corp.	2,067	$200,483
		32,955,118

Telecommunications - 5.7%
America Movil SAB de CV(b)	61,254	1,224,467
AT&T, Inc.	121,314	3,553,287
BT Group PLC	86,212	252,170
Chunghwa Telecom Co. Ltd.	164,225	711,814
Far EasTone Telecommunications Co. Ltd.	52,265	143,958
Freenet AG	3,285	109,661
Frontier Communications Parent, Inc.(a)	2,697	100,005
Gamma Communications PLC	3,405	48,579
Koninklijke KPN NV	43,057	205,422
PCCW Ltd.	278,940	188,206
Saudi Telecom Co.	122,774	1,374,263
Singapore Telecommunications Ltd.	252,790	849,201
SoftBank Corp.	1,122,451	1,744,548
SoftBank Group Corp.	5,964	659,259
Taiwan Mobile Co. Ltd.	126,185	439,611
Tele2 AB, ADR	12,119	213,291
Telefonica Brasil SA(b)	54,714	682,284
Telefonica SA	204,804	1,097,447
Telia Co. AB	47,015	175,324
TIME dotCom Bhd.	47,818	58,627
TPG Telecom Ltd.	18,500	64,053
True Corp. PCL	368,469	129,667
Vodafone Group PLC	336,643	401,878
		14,427,022

Utilities - 2.1%
American States Water Co.	2,610	194,523
Auren Energia SA	54,266	108,570
Boralex, Inc.	8,516	179,134
California Water Service Group	4,219	197,998
China Three Gorges Renewables Group Co. Ltd. - Class A	662,854	394,957
CPFL Energia SA	54,081	391,353
EDP Renovaveis SA	22,601	265,601
Hydro One Ltd.	57,370	2,089,715
Meridian Energy Ltd.	32,783	110,452
Middlesex Water Co.	1,689	90,429
Neoenergia SA	47,455	238,320
Oklo, Inc. - Class A(a)(b)	873	64,288
Scatec ASA	13,654	143,641
Sichuan Chuantou Energy Co. Ltd. - Class A	310,765	648,739

The accompanying notes are an integral part of these financial statements.

SJW Group	3,263	$164,357
		5,282,077

TOTAL COMMON STOCKS (Cost $222,650,524)		251,033,174

SHORT-TERM INVESTMENTS - 6.3%
Investments Purchased with Collateral from Securities Lending - 6.1%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(e)	15,292,439	15,292,439

Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.23%(e)	599,374	599,375

TOTAL SHORT-TERM INVESTMENTS (Cost $15,891,814)		15,891,814

TOTAL INVESTMENTS - 105.9% (Cost $238,542,338)		$266,924,988
Liabilities in Excess of Other Assets - (5.9)%		(14,848,221)
TOTAL NET ASSETS - 100.0%		$252,076,767

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2025. The total market value of these securities was $14,855,198 which represented 5.9% of net assets.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $26,934 or 0.0% of net assets as of August 31, 2025.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

August 31, 2025

Adasina Social Justice
All Cap Global ETF
ASSETS:
Investments, at value (cost $238,542,338) (Note 2)	$266,924,988
Foreign currency, at value (cost $195,992)	204,338
Dividends receivable	182,372
Dividend tax reclaim receivable	162,356
Receivable for investments sold	75,826
Interest receivable	6,150
Security lending income receivable (Note 5)	1,589
Total assets	267,557,619

LIABILITIES:
Payable upon return of securities loaned (value included in investments
$14,855,198) (Note 5)	15,292,439
Payable to adviser (Note 4)	188,413
Total liabilities	15,480,852
NET ASSETS	$252,076,767

NET ASSETS CONSISTS OF:
Paid-in capital	$244,345,263
Total distributable earnings/(accumulated losses)	7,731,504
Total Net Assets	$252,076,767

Net assets	$252,076,767
Shares issued and outstanding(a)	12,500,000
Net asset value per share	$20.17

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended August 31, 2025

Adasina Social
Justice All Cap
Global ETF

INVESTMENT INCOME:
Dividend income	$4,781,190
Less: Dividend withholding taxes	(371,507)
Less: Issuance fees	(1,822)
Interest income	27,697
Securities lending income (Note 5)	20,220
Total investment income	4,455,778

EXPENSES:
Investment advisory fee (Note 4)	1,964,046
Interest expense (Note 9)	198
Total expenses	1,964,244
NET INVESTMENT INCOME (LOSS)	2,491,534

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,394,071)
In-kind redemptions	25,540,859
Foreign currency transactions	(190,045)
Net realized gain (loss)	19,956,743
Net change in unrealized appreciation (depreciation) on:
Investments	840,622
Foreign currency transactions	22,438
Net change in unrealized appreciation (depreciation)	863,060
Net realized and unrealized gain (loss)	20,819,803
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,311,337

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Adasina Social Justice All Cap
	Global ETF
	Year Ended	Year Ended
	August 31, 2025	August 31, 2024
OPERATIONS:
Net investment income (loss)	$2,491,534	$1,482,433
Net realized gain (loss)	19,956,743	5,014,877
Net change in unrealized appreciation (depreciation)	863,060	19,710,590
Net increase (decrease) in net assets resulting from operations	23,311,337	26,207,900

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,637,538)	(1,622,195)
Total distributions to shareholders	(2,637,538)	(1,622,195)

CAPITAL TRANSACTIONS:
Subscriptions	122,194,440	53,515,350
Redemptions	(94,183,760)	(16,204,300)
ETF transaction fees (Note 10)	1,273	834
Net increase (decrease) in net assets from capital transactions	28,011,953	37,311,884

NET INCREASE (DECREASE) IN NET ASSETS	48,685,752	61,897,589

NET ASSETS:
Beginning of the period	203,391,015	141,493,426
End of the period	$252,076,767	$203,391,015

SHARES TRANSACTIONS
Subscriptions	6,400,000	3,200,000
Redemptions	(4,900,000)	(1,000,000)
Total increase (decrease) in shares outstanding	1,500,000	2,200,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Adasina Social Justice All Cap Global ETF
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Period Ended August 31, 2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.49	$16.08	$14.67	$17.82	$15.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.21	0.15	0.16	0.15	0.10
Net realized and unrealized gain (loss)(c)	1.69	2.42	1.44	(3.17)	2.79
Total from investment operations	1.90	2.57	1.60	(3.02)	2.89

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.16)	(0.19)	(0.13)	(0.07)
Total distributions	(0.22)	(0.16)	(0.19)	(0.13)	(0.07)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00 (d)	0.00 (d)	—	—	—
Net asset value, end of period	$20.17	$18.49	$16.08	$14.67	$17.82

TOTAL RETURN(e)	10.36%	16.11%	10.99%	-17.06%	19.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$252,077	$203,391	$141,493	$96,815	$71,270
Ratio of expenses to average net assets(f)	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of net investment income to average net assets(f)	1.13%	0.91%	1.02%	0.93%	0.80%
Portfolio turnover rate(e)(g)	81%	82%	108%	85%	81%

(a)	Inception date of the Fund was December 8, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2025

NOTE 1 - ORGANIZATION

The Adasina Social Justice All Cap Global ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina” or the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek capital appreciation and income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company’s net asset value (“NAV”) per share (or its equivalent) practical expedient as provided by the underlying fund’s administrator.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Notes to Financial Statements

August 31, 2025

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$251,006,240	$—	$26,934	$251,033,174
Investments Purchased with Collateral from
Securities Lending(a)	—	—	—	15,292,439
Money Market Funds	599,375	—	—	599,375
Total Investments	$251,605,615	$—	$26,934	$266,924,988

Notes to Financial Statements

August 31, 2025

Common
Stocks
Balance as of August 31, 2024	$25,471
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	1,463
Purchases	—
Sales	—
Corporate actions	—
Transfer into and/or out of Level 3	—
Balance as of August 31, 2025	$26,934

Change in unrealized appreciation/depreciation during the year for Level 3 investments held at August 31, 2025	1,463

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of August 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax

Notes to Financial Statements

August 31, 2025

benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Notes to Financial Statements

August 31, 2025

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemption in-kind gains and Passive Foreign Investment Companies (PFICs). For the year ended August 31, 2025, the following adjustments were made:

Total distributable
Paid-In Capital	earnings/(accumulated losses)
$24,996,672	$(24,996,672)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in emerging and developing markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not necessarily associated with investments in U.S. securities and in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers, including depositary receipts, such as ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the

Notes to Financial Statements

August 31, 2025

extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Style Risk. Applying Racial, Gender, Economic, and Climate Justice as well as Movement Aligned criteria to the Fund’s investment selection process may exclude securities of certain issuers for non-financial reasons and therefore, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments.

Index Risk. The Adasina Social Justice Index (the “Index”) may not reflect all companies meeting the Index’s eligibility criteria if certain company characteristics are not known at the time the Index is composed or reconstituted.

Management Risk. The Fund is actively-managed and may not meet its investment objectives based on Adasina’s success or failure to implement investment strategies for the Fund.

ETF Risks

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Notes to Financial Statements

August 31, 2025

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Market Capitalization Risk

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore subject to slower growth during economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as evolving technology and changing consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by independent third parties (“Third Party Data”). Third Party Data is carefully compiled from sources determined by Adasina to be reliable and is valid at the time it is obtained, but Adasina cannot guarantee the accuracy of any third-party information. When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.89% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the

Notes to Financial Statements

August 31, 2025

Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended August 31, 2025 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agent services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. Effective August 1, 2025, Fund Services no longer serves as the sub-administrator for the Fund. Going forward, Fund Services will continue to serve as the fund accountant and transfer agent for the Fund. The custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 - SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an

Notes to Financial Statements

August 31, 2025

amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of August 31, 2025, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of	Payable on	Percentage of Net Assets of
Securities on Loan	Collateral Received	Securities on Loan
$14,855,198	$15,292,439	5.9%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the year ended August 31, 2025, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Notes to Financial Statements

August 31, 2025

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$190,702,687	$178,864,199

For the year ended August 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the year ended August 31, 2025, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
$109,486,356	$92,792,349

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended August 31, 2025 and the prior fiscal year ended August 31, 2024 were as follows:

Distributions paid from:
	August 31, 2025	August 31, 2024
Ordinary Income	$ 2,637,538	$ 1,622,195

As of the fiscal year ended August 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments(a)	$241,638,211
Gross tax unrealized appreciation	32,958,262
Gross tax unrealized depreciation	(7,671,485)
Net tax unrealized appreciation (depreciation)	25,286,777
Undistributed ordinary income (loss)	1,310,498
Undistributed long-term capital gain (loss)	—
Total distributable earnings	1,310,498
Other accumulated gain (loss)	(18,865,771)
Total distributable earnings/(accumulated losses)	$7,731,504

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments and PFICs.

Notes to Financial Statements

August 31, 2025

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal year ended August 31, 2025, the Fund had not elected to defer any post-October or late-year losses.

As of the fiscal year ended August 31, 2025, the Fund had long- term and short-term capital loss carryovers of $5,844,639 and $13,047,066, respectively, which do not expire.

NOTE 9 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended August 31, 2025, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	$317,000

Average daily loan outstanding, when in use	$317,000
Credit facility outstanding as of August 31, 2025	—
Average interest rate, when in use	7.50%
Interest rate terms	Prime
Interest rate as of August 31, 2025	7.50%
Expiration date	June 24, 2026

Interest expense incurred for the year ended August 31, 2025 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 10 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

August 31, 2025

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $7,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 3% of the value of the Creation Units and of up to a maximum of 2% of the value of the Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 11 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Adasina Social Justice All Cap Global ETF and

The Board of Trustees of

Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Adasina Social Justice All Cap Global ETF (the “Fund”), a series of Tidal Trust I (the “Trust”), including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the four years then ended and for the period December 8, 2020 (commencement of operations) to August 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the four years then ended and the period December 8, 2020 to August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

October 30, 2025

Adasina Social Justice
Other Non-Audited Information	All Cap Global ETF

August 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Adasina Social Justice All Cap Global ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2025, was as follows:

Adasina Social Justice All Cap Global ETF	44.59%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended August 31, 2025, was as follows:

Adasina Social Justice All Cap Global ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 10, 2025

* Print the name and title of each signing officer under his or her signature.